Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 7,043	¥ 5,245	¥ 4,401
Gross amount of increases (decreases) related to positions taken during prior years	205	(438)	(576)
Gross amount of increases related to positions taken during the current year	1,080	1,748	954
Amount of decreases related to settlements	(1,633)	0	0
Foreign exchange translation	944	488	466
Total unrecognized tax benefits at end of fiscal year	¥ 7,639	¥ 7,043	¥ 5,245